Fair Value of Financial Instruments	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
The following table presents assets and liabilities measured and recorded at fair value on the Company's consolidated balance sheets on a recurring basis and their level within the fair value hierarchy:

As of December 31, 2014
Fair Value (a)
(In millions)	Level 2
Derivative assets:
Commodity contracts	$—
Interest rate contracts	2
Total assets	$2
Derivative liabilities:
Commodity contracts	$3
Interest rate contracts	114
Total liabilities	$117

	As of December 31, 2013
	Fair Value (a)
(In millions)	Level 2	Level 3	Total
Derivative assets:
Commodity contracts	$1	$—	$1
Interest rate contracts	20	—	20
Total assets	21	—	21
Derivative liabilities:
Commodity contracts	1	1	2
Interest rate contracts	45	—	45
Total liabilities	$46	$1	$47

Fair Value of Financial Instruments
Fair Value of Financial Instruments
For cash and cash equivalents, restricted cash, accounts receivable, accounts payable, intercompany accounts payable and receivable, accrued expenses and other liabilities, the carrying amount approximates fair value because of the short-term maturity of those instruments and are classified as Level 1 within the fair value hierarchy.
The estimated carrying amounts and fair values of the Company’s recorded financial instruments not carried at fair market value are as follows:

	As of December 31, 2014		As of December 31, 2013
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
	(In millions)
Assets:
Notes receivable, including current portion — affiliate	$—	$—	$2	$2
Notes receivable, including current portion	21	21	27	27
Liabilities:
Long-term debt, including current portion	4,787	4,873	1,783	1,785

The fair value of notes receivable and long-term debt are based on expected future cash flows discounted at market interest rates, or current interest rates for similar instruments and are classified as Level 3 within the fair value hierarchy.
Fair Value Accounting under ASC 820
ASC 820 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three levels as follows:

•	Level 1—quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access as of the measurement date.

•	Level 2—inputs other than quoted prices included within Level 1 that are directly observable for the asset or liability or indirectly observable through corroboration with observable market data.

•	Level 3—unobservable inputs for the asset or liability only used when there is little, if any, market activity for the asset or liability at the measurement date.
In accordance with ASC 820, the Company determines the level in the fair value hierarchy within which each fair value measurement in its entirety falls, based on the lowest level input that is significant to the fair value measurement.
Recurring Fair Value Measurements
The Company records its derivative assets and liabilities at fair market value on its consolidated balance sheet. The following table presents assets and liabilities measured and recorded at fair value on the Company's consolidated balance sheets on a recurring basis and their level within the fair value hierarchy:

As of December 31, 2014
Fair Value (a)
(In millions)	Level 2
Derivative assets:
Commodity contracts	$—
Interest rate contracts	2
Total assets	$2
Derivative liabilities:
Commodity contracts	$3
Interest rate contracts	114
Total liabilities	$117

(a) There were no assets or liabilities classified as Level 1 or Level 3 as of December 31, 2014.

	As of December 31, 2013
	Fair Value (a)
(In millions)	Level 2	Level 3	Total
Derivative assets:
Commodity contracts	$1	$—	$1
Interest rate contracts	20	—	20
Total assets	21	—	21
Derivative liabilities:
Commodity contracts	1	1	2
Interest rate contracts	45	—	45
Total liabilities	$46	$1	$47

(a) There were no assets or liabilities classified as Level 1 as of December 31, 2013.
There were no transfers during the years ended December 31, 2014 and 2013, between Levels 1 and 2. The following table reconciles, for the year ended December 31, 2014, the beginning and ending balances for derivative instruments that are recognized at fair value in the consolidated financial statements, at least annually, using significant unobservable inputs:

Fair Value Measurement Using Significant Unobservable Inputs (Level 3)
(In millions)	Year ended December 31, 2014
Derivatives
Beginning balance	$(1)
Total gains and losses (realized/unrealized) included in earnings	1
Ending balance as of December 31, 2014	$—

There have been no transfers in and/or out of Level 3 during the year ended December 31, 2014.

Derivative Fair Value Measurements
A majority of the Company's contracts are non-exchange-traded and valued using prices provided by external sources. For the Company’s energy markets, management receives quotes from multiple sources. To the extent that multiple quotes are received, the prices reflect the average of the bid-ask mid-point prices obtained from all sources believed to provide the most liquid market for the commodity. The remainder of the assets and liabilities represent contracts for which external sources or observable market quotes are not available. These contracts are valued using various valuation techniques including but not limited to internal models that apply fundamental analysis of the market and corroboration with similar markets. As of December 31, 2014, there were no contracts valued with prices provided by models and other valuation techniques.
The fair value of each contract is discounted using a risk free interest rate. In addition, a credit reserve is applied to reflect credit risk, which is calculated based on credit default swaps. To the extent that the net exposure is an asset, the Company uses the counterparty’s default swap rate. If the exposure is a liability, the Company uses its default swap rate. The credit reserve is added to the discounted fair value to reflect the exit price that a market participant would be willing to receive to assume the liabilities or that a market participant would be willing to pay for the assets. As of December 31, 2014, the credit reserve resulted in a $1 million increase in fair value which is a gain in OCI. It is possible that future market prices could vary from those used in recording assets and liabilities and such variations could be material.
Concentration of Credit Risk
In addition to the credit risk discussion as disclosed in Note 2, Summary of Significant Accounting Policies, the following item is a discussion of the concentration of credit risk for the Company's financial instruments. Credit risk relates to the risk of loss resulting from non-performance or non-payment by counterparties pursuant to the terms of their contractual obligations. The Company monitors and manages credit risk through credit policies that include: (i) an established credit approval process; (ii) a daily monitoring of counterparties' credit limits; (iii) the use of credit mitigation measures such as margin, collateral, prepayment arrangements, or volumetric limits (iv) the use of payment netting agreements; and (v) the use of master netting agreements that allow for the netting of positive and negative exposures of various contracts associated with a single counterparty. Risks surrounding counterparty performance and credit could ultimately impact the amount and timing of expected cash flows. The Company seeks to mitigate counterparty risk by having a diversified portfolio of counterparties.
Counterparty credit exposure includes credit risk exposure under certain long-term agreements, including solar and other PPAs. As external sources or observable market quotes are not available to estimate such exposure, the Company estimates the exposure related to these contracts based on various techniques including but not limited to internal models based on a fundamental analysis of the market and extrapolation of observable market data with similar characteristics. Based on these valuation techniques, as of December 31, 2014, credit risk exposure to these counterparties attributable to the Company's ownership interests was approximately $2.2 billion for the next five years. The majority of these power contracts are with utilities with strong credit quality and public utility commission or other regulatory support, as further described in Note 12, Segment Reporting. However, such regulated utility counterparties can be impacted by changes in government regulations, which the Company is unable to predict.